UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549

                                   FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12.31.2012
                                               ----------

Check here if Amendment |_|: Amendment Number: __________
 This Amendment (Check only one.):   |_| is a restatement.
                                     |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: INCA Investments, LLC
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Address: 8950 SW 74 Court Suite 1601
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         Miami, Fl 33156
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Form 13F File Number: 028-14407

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Nathan Woodruff
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Title: CCO
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Phone: (305) 722-4309
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Signature, Place, and Date of Signing:

Nathan Woodruff		      Miami, Florida    	      1.03.2013
----------------------       ------------------               ----------
   (Signature)                 (City, State)                    (Date)

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                            FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                                0
                                         ---------------------------
Form 13F Information Table Entry Total:                          15
                                         ---------------------------
Form 13F Information Table Value Total:                       120349 (thousands)
                                         ---------------------------

                           FORM 13F INFORMATION TABLE

                                                                                                       VOTING AUTHORITY
                                                         VALUE     SHARES/ SH/ PUT/ INVSTMT  OTHER   -----------------------
        NAME OF ISSUER          TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS   SOLE  SHARED   NONE
------------------------------  -------------- --------- -------- -------- --- ---- ------- -------- ------- ------ --------
America Movil SAB De CV         ADR	       02364W105    12409   536272 SH	    Sole              536272
Arcos Dorados Holdings		CLA	       G0457F107    10867   908600 SH	    Sole	      908600
Brasil Foods			ADR	       10552T107    10639   504000 SH       Sole              504000
Banco Santander Chile New       ADR            05965X109     3471   121822 SH       Sole              121822
Bancolombia SA                  ADR            05968L102     9414   141400 SH       Sole              141400
Banco de Chile			ADR	       059520106      376     3900 SH	    Sole	        3900
Compania Cervecerias Unidas SA  ADR            204429104    14098   445725 SH       Sole              445725
Copa Holdings SA                CLA            P31076105     4411    44350 SH       Sole               44350
Credicorp Ltd                   COM            G2519Y108    27700   189000 SH       Sole              189000
Grupo Televisa SA De CV         ADR            40049J206    18181   684048 SH       Sole              684048
Itau Unibanco Hdg SA            ADR            465562106     3289   199800 SH       Sole              199800
Grupo Aeroportuario Del Sureste ADR	       40051E202     1379    12100 SH       Sole               12100
I Shares MSCI Brazil		ETF	       464286400     1306    23300 SH	    Sole               23300
I Shares MSCI Chile		ETF	       464286640     1240    19600 SH       Sole               19600
I Shares MSCI Peru		ETF	       464289842     1569    34200 SH	    Sole	       34200